Selected Statements of Operations Data (Schedule Of Financial Expenses and Others, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Interest on deposits	$ 93	$ 107	$ 160
Foreign currency translation differences and derivatives	3,296	3,054	571
Total gross financial income	3,389	3,161	731
Financial expenses:
Bank charges and interest on loans	(7,538)	(5,016)	(4,650)
Foreign currency translation differences and derivatives	(4,049)	(4,451)	(4,449)
Others	(270)	0	(257)
Total gross financial expenses	(11,857)	(9,467)	(9,356)
Financial expenses and others, net	$ (8,468)	$ (6,306)	$ (8,625)